Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 413,024	$ 59,062	¥ 406,399	¥ 379,821
Cost of revenues	(367,466)	(52,547)	(289,455)	(220,051)
Gross profit	45,558	6,515	116,944	159,770
Sales and marketing expenses	(21,361)	(3,055)	(19,432)	(20,760)
General and administrative expenses	(76,361)	(10,919)	(23,791)	(23,624)
Research and development expenses	(52,089)	(7,449)	(46,608)	(35,333)
Total operating expenses	(149,811)	(21,423)	(89,831)	(79,717)
Operating income (loss)	(104,253)	(14,908)	27,113	80,053
Other income	48	7	69	835
Other expenses			(461)
Interest income	200	29	331	513
Interest expenses	(32)	(4)
(Loss) gain from equity method investments	957	137	579	(381)
Investment income	634	91	1,452	1,101
Exchange gain (loss)	(1,669)	(239)	212	61
Government subsidy	3,432	491	1,264	1,331
Income (loss) before income taxes	(100,683)	(14,396)	30,559	83,513
Income tax expense	(96)	(14)		(21)
Net income (loss)	(100,779)	(14,410)	30,559	83,492
Less: net loss (income) attributable to non-controlling interests	6,432	920	(10,288)	(12,995)
Net income (loss) attributable to the Company’s ordinary shareholders	(94,347)	(13,490)	20,271	70,497
Comprehensive income (loss)
Net income (loss)	(100,779)	(14,410)	30,559	83,492
Other comprehensive income
Foreign currency translation adjustment	1,522	218
Total comprehensive income (loss)	(99,257)	(14,192)	30,559	83,492
Less: comprehensive income (loss) attributable to non-controlling interests	6,432	920	(10,288)	(12,995)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	¥ (92,825)	$ (13,272)	¥ 20,271	¥ 70,497
Earnings (loss) per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ 0.04	¥ 0.17
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ 0.04	¥ 0.15
Weighted average shares outstanding used in calculating basic and diluted earnings (loss) per share:
Ordinary shares – basic (in Shares)	1,251,641,972	1,251,641,972	466,370,319	416,920,000
Ordinary shares – diluted (in Shares)	1,251,641,972	1,251,641,972	515,640,319	466,190,000